Lease Arrangements (Details) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022 USD ($) item	Jun. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item		74
Number of charter vessels | item	15
Amount of charter hire prepayment received	$ 238,900
Current portion of unearned revenue		$ 41,519	$ 49,665
Non-current portion of unearned revenue		11,157	22,901
Future minimum payments, expected to be received
Remainder of 2025		469,228
2026		864,217
2027		669,928
2028		463,747
2029		347,631
2030 and thereafter		673,797
Total future rentals		$ 3,488,548
Time Charter Agreements
Lease Arrangements
Number of vessels under construction contracted with charter agreements | item		15
Lessor, Operating Lease, Existence of Option to Extend [true false]		true
Maximum term of the option to extend timer charter agreement		3 years
Number of charter vessels | item		16
Current portion of unearned revenue		$ 27,600	37,200
Non-current portion of unearned revenue		$ 11,200	$ 22,900
Minimum | Time Charter Agreements
Lease Arrangements
Operating lease term of contract		5 years
Maximum | Time Charter Agreements
Lease Arrangements
Operating lease term of contract		7 years